EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

On September 27, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Univest Securities LLC, as representative (the “Representative”) of the underwriters named therein (the “Underwriters”), pursuant to which the Company agreed to sell to the Underwriters in a firm commitment initial public offering (the “Offering”) of an aggregate of 2,000,000 of the Company’s Class A ordinary shares, no par value per share (the “Ordinary Shares”), at a public offering price of $5.00 per share. The Ordinary Shares were offered by the Company pursuant to a registration statement on Form F-1, as amended (File No. 333-273914), originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on August 11, 2023, which was declared effective by the SEC on September 26, 2023.

The Underwriting Agreement contains customary representations and warranties that the parties thereto made to, and solely for the benefit of, the other party in the context of all of the terms and conditions of that Underwriting Agreement and in the context of the specific relationship between the parties. The provisions of the Underwriting Agreement and schedules and exhibits thereto, including the representations and warranties contained therein respectively, are not for the benefit of any party other than the parties to such documents and agreements and are not intended as documents for investors and the public to obtain factual information about the current state of affairs of the parties to those documents and agreements. Rather, investors and the public should look to other disclosures contained in the Company’s filings with the Commission.

On October 2, 2023, the Company consummated the Offering of 2,000,000 Class A ordinary shares at a price to the public of $5.00 per share. The net proceeds from the Offering amounted to $8,047,695, after deducting underwriting discounts, commissions and offering-related expenses. A final prospectus relating to this Offering was filed with the Commission on September 29, 2023. The Ordinary Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “VSME” on September 28, 2023.

During the six months ended June 30, 2024, prior to the effective of the reverse share split, the Company issued 772,000 shares of Class A ordinary shares to certain consultants to compensate their services rendered. With effect of the reverse share split on June 18, 2024, 110,286 shares of Class A ordinary shares were issued.

On June 28, 2024, under the 2023 Equity Incentive Plan, the Company issued 295,000 shares of Class A ordinary shares for compensating the past contributions and performance achieved, and services rendered by certain directors, officers, employees, and consultants which previously granted on December 29, 2023.

The Company is authorized to issue an unlimited number of Class A ordinary shares of no par value and Class B ordinary shares of no par value.

Reverse share split

On May 31, 2024, the Board of Directors of the Company approved a share combination (by reverse share split) at the ratio of one-for-seven on the Class A ordinary shares and Class B ordinary shares of the Company of no par value with the effective date on June 18, 2024. The reverse share split reduced the number of issued and outstanding shares of Class A and Class B and had no effect to the unlimited authorized shares of Class A and Class B. All references made to share or per share amounts in the accompanying unaudited condensed consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split.

As of June 30, 2024 and December 31, 2023, there were 3,262,439 and 2,857,153    shares of Class A ordinary shares issued and outstanding, respectively.

As of June 30, 2024 and December 31, 2023, there were 285,715 and 285,715 shares of Class B ordinary shares issued and outstanding, respectively.

The following is a summary of the rights, preferences, and terms of the Class A ordinary shares and Class B ordinary shares:

Dividends

Holders of Class A ordinary shares and Class B ordinary shares are entitled to dividends when, as and if, declared by the board of directors of the Company. As of June 30, 2024 and December 31, 2023, the Company has not declared any dividends.

Voting

Holders of Class A ordinary shares are entitled to one (1) vote per share.

Holders of Class B ordinary shares are entitled to eighteen (18) votes per share.

Liquidation preference

Both holders of Class A and Class B ordinary shares have the right to an equal share in the distribution of the surplus assets of the Company on its liquidation.

Conversion

In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares. Upon any sale, transfer, assignment or disposition of any Class B ordinary share by a holder thereof to any person or entity who is not a Founder or Founder Affiliate, or upon a change of ultimate beneficial ownership of any Class B ordinary share to any person who is not a Founder or Founder Affiliate, such Class B ordinary shares shall be automatically and immediately converted into the same number of Class A ordinary shares.

Redemption

The Company may purchase, redeem or otherwise acquire and hold both Class A and Class B ordinary shares with a consent of shareholders or Resolution of Directors authorizing the purchase, redemption or other acquisition contains a statement that the directors are satisfied, on reasonable grounds.

Class A ordinary shares and Class B ordinary shares are referred to as common stock throughout the notes to these unaudited condensed consolidated financial statements, unless otherwise noted.

2024 Equity Incentive Plan

The Company granted and vested 300,000 shares of Class A ordinary shares of the Company, with no par value before the share combination (retroactively adjusted to 42,857 shares after the reverse share split on June 18, 2024) and 300,000 shares of Class A ordinary shares (retroactively adjusted to 42,857 shares after reverse share split on June 18, 2024) of the Company, with no par value before the share combination as consultancy fee to Timo Bernd Strattner on Apr 18, 2024 and May 9, 2024 respectively.

2023 Equity Incentive Plan

On December 18, 2023, the Company approved 2023 Equity Incentive Plan (the “Plan”) for compensating the contributions and performance achieved by directors, officers, employees and consultants. The maximum aggregate number of ordinary shares that may be issued under the Plan is 628,571 shares.

On December 29, 2023, the Company approved and granted an aggregate of 335,714 shares of Class A ordinary shares of the Company, with no par value, for compensating the past contributions and performance achieved, and services rendered by certain directors, officers, employees, and consultants. On June 28, 2024, the Company issued 295,000 shares of Class A ordinary shares.

The fair value of the shares granted under the scheme is measured based on the closing price of the Company’s shares as reported by Nasdaq Exchange on the date of grant. For those shares vested immediately on the date of grant, the fair value is recognized as share-based compensation expense in the consolidated statements of operations and comprehensive loss.